Report for the Calendar Year of Quarter Ended: September 30,
2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number: 028-07358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 October 31, 2001

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:	 $70545


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           y                02364j104     2595    78401 SH       SOLE                    78401
AT&T                           y                001957109     1310    67864 SH       SOLE                    67864
AT&T Wireless Group            y                00209A106      521    34903 SH       SOLE                    34903
Abbott Laboratories            y                002824100      607    11700 SH       SOLE                    11700
Amer. Home Products            y                026609107      245     4200 SH       SOLE                     4200
American Express               y                025816109      312    10724 SH       SOLE                    10724
American International Group   y                026874107     4201    53854 SH       SOLE                    53854
Anheuser Busch                 y                035229103      268     6400 SH       SOLE                     6400
Avalon Bay Comm.               y                053484101      203     4250 SH       SOLE                     4250
Baxter International           y                071813109      287     5213 SH       SOLE                     5213
Bristol-Myers Squibb           y                110122108     3490    62808 SH       SOLE                    62808
CVS                            y                126650100     1151    34677 SH       SOLE                    34677
Citigroup                      y                171196108     8142   201033 SH       SOLE                   201033
Coca-Cola                      y                191216100      815    17400 SH       SOLE                    17400
Conoco                         y                208251504     1318    51827 SH       SOLE                    51827
Corning                        y                219350105      328    37200 SH       SOLE                    37200
Danaher Corp                   y                235851102      899    19050 SH       SOLE                    19050
Disney                         y                254687106     1206    64783 SH       SOLE                    64783
Duckwall-Alco Stores           y                264142100       80    10900 SH       SOLE                    10900
Exxon Mobil                    y                30231g102     1352    34320 SH       SOLE                    34320
Fortune Brands                 y                349631101     1060    31627 SH       SOLE                    31627
General Electric               y                369604103     8258   221982 SH       SOLE                   221982
Gillette                       y                375766102      712    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103      616    38370 SH       SOLE                    38370
Household International        y                441815107      947    16800 SH       SOLE                    16800
Intel                          y                458140100     1358    66430 SH       SOLE                    66430
International Business Machine y                459200101     5174    56407 SH       SOLE                    56407
Interpublic Group              y                460690100     1020    50000 SH       SOLE                    50000
Johnson & Johnson              y                478160104     1903    34344 SH       SOLE                    34344
Kimberly-Clark                 y                494368103      229     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106     1306    37742 SH       SOLE                    37742
Kraft                          y                50075n104     1155    33600 SH       SOLE                    33600
Lockheed Martin                y                539830109      359     8200 SH       SOLE                     8200
Loral Space                    y                G56462107       31    24150 SH       SOLE                    24150
Merck                          y                589331107     3141    47164 SH       SOLE                    47164
Microsoft Corp.                y                594918104      792    15487 SH       SOLE                    15487
Motorola                       y                620076109      690    44250 SH       SOLE                    44250
Nestle                         y                641069406     2542    47642 SH       SOLE                    47642
Pepsi Bottling                 y                713409100      470    10200 SH       SOLE                    10200
Pfizer                         y                717081103      433    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      533    11045 SH       SOLE                    11045
Procter & Gamble               y                742718109     1313    18042 SH       SOLE                    18042
Royal Dutch                    y                780257804      236     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     1089    56430 SH       SOLE                    56430
Safeway Inc.                   y                786514208     1938    48796 SH       SOLE                    48796
Schering Plough                y                806605101      902    24300 SH       SOLE                    24300
U.S. Bancorp                   y                902973106      555    25000 SH       SOLE                    25000
Verizon                        y                92343v104      214     3962 SH       SOLE                     3962
Walgreen                       y                931422109     1653    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      334    16000 SH       SOLE                    16000
Worldcom                       y                55268b106      253    16824 SH       SOLE                    16824